Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(25) Segment Information

The Company's operations consist of three primary segments: community banking, specialty finance and wealth management.

The three reportable segments are strategic business units that are separately managed as they offer different products and services and have different marketing strategies. In addition, each segment's customer base has varying characteristics. The community banking segment has a different regulatory environment than the specialty finance and wealth management segments. While the Company's management monitors each of the fifteen bank subsidiaries' operations and profitability separately, these subsidiaries have been aggregated into one reportable operating segment due to the similarities in products and services, customer base, operations, profitability measures, and economic characteristics.

The net interest income, net revenue and segment profit of the community banking segment includes income and related interest costs from portfolio loans that were purchased from the specialty finance segment. For purposes of internal segment profitability analysis, management reviews the results of its specialty finance segment as if all loans originated and sold to the community banking segment were retained within that segment's operations, thereby causing intersegment eliminations. Similarly, for purposes of analyzing the contribution from the wealth management segment, management allocates a portion of the net interest income earned by the community banking segment on deposit balances of customers of the wealth management segment to the wealth management segment. See Note 11 — Deposits, for more information on these deposits.

The segment financial information provided in the following tables has been derived from the internal profitability reporting system used by management to monitor and manage the financial performance of the Company. The accounting policies of the segments are generally the same as those described in the Summary of Significant Accounting Policies in Note 1. The Company evaluates segment performance based on after-tax profit or loss and other appropriate profitability measures common to each segment. Certain indirect expenses have been allocated based on actual volume measurements and other criteria, as appropriate. Intersegment revenue and transfers are generally accounted for at current market prices. The parent and intersegment eliminations reflect parent company information and intersegment eliminations. In the first quarter of 2009, the Company combined the premium finance and Tricom segments into the specialty finance segment. Additionally, during the fourth quarter of 2009, the contribution attributable to the wealth management deposits was redefined to measure the value as an alternative source of funding for each bank. In previous periods, the contribution from these deposits was measured as the full net interest income contribution. The redefined measure better reflects the value of these deposits to the Company.

The following is a summary of certain operating information for reportable segments (in thousands):

	Community Banking	Specialty Finance	Wealth Management	Parent & Intersegment Eliminations	Consolidated
2011
Net interest income (expense)	$428,068	112,508	8,460	(87,659)	461,377
Provision for credit losses	102,544	864	—	(770)	102,638
Noninterest income	140,392	3,071	54,940	(8,705)	189,698
Noninterest expense	331,006	28,876	51,431	9,091	420,404
Income tax expense (benefit)	51,338	39,427	4,879	(45,186)	50,458

Net income (loss)	$83,572	46,412	7,090	(59,499)	77,575

Total assets at end of year	$15,188,133	3,271,323	92,089	(2,657,737)	15,893,808

2010
Net interest income (expense)	$386,594	89,870	12,275	(72,903)	415,836
Provision for credit losses	105,018	22,586	—	(2,940)	124,664
Noninterest income	133,110	13,643	45,447	(40)	192,160
Noninterest expense	304,223	27,021	46,576	4,705	382,525
Income tax expense (benefit)	39,032	21,367	4,257	(27,178)	37,478

Net income (loss)	$71,431	32,539	6,889	(47,530)	63,329

Total assets at end of year	$13,258,238	2,944,388	65,274	(2,287,744)	13,980,156

2009
Net interest income (expense)	$300,552	69,855	12,286	(70,817)	311,876
Provision for credit losses	165,302	7,537	—	(4,907)	167,932
Noninterest income	92,578	162,075	38,281	24,713	317,647
Noninterest expense	273,467	24,768	41,660	4,192	344,087
Income tax expense (benefit)	(19,780)	79,263	3,330	(18,378)	44,435

Net income (loss)	$(25,859)	120,362	5,577	(27,011)	73,069

Total assets at end of year	$12,019,936	2,185,225	62,458	(2,051,999)	12,215,620